Leases (Details) - Schedule of Minimum Aggregate Future Obligations Non-cancellable Operating Leases $ in Thousands	May 31, 2024 CAD ($)
Schedule Of Minimum Aggregate Future Obligations Non Cancellable Operating Leases [Abstract]
fiscal 2025	$ 49
fiscal 2026	24
fiscal 2027 and thereafter	8
Total future lease payments	81
Less: imputed interest	(7)
Present value of future lease payments	$ 74